SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts^	Open Long Futures Contracts	Expiration	Notional Amount	Fair Value / Unrealized Appreciation (Depreciation)
5	CBOT 10 Year US Treasury Note+	03/22/2023	$ 572,580	$ 4,044
8	CBOT Corn Future+	03/14/2023	271,900	2,692
1	CBOT Oats Future+	03/14/2023	19,700	1,338
1	CBOT Rough Rice Future+	03/14/2023	35,650	(805)
10	CBOT Soybean Future+	03/14/2023	769,000	16,857
6	CBOT Soybean Meal Future+	03/14/2023	290,520	11,625
2	CBOT Soybean Oil Future+	03/14/2023	74,796	(3,900)
5	CBOT US Long Bond Future+	03/22/2023	649,375	(312)
1	CME Australian Dollar Currency Future+	03/13/2023	70,645	1,535
4	CME E-mini Russell 2000 Index Futures	03/17/2023	387,880	8,148
1	CME E-Mini Standard & Poor's MidCap 400 Index	03/17/2023	266,290	5,380
1	CME Euro Foreign Exchange Currency Future+	03/13/2023	136,156	(188)
6	CME Euro FX/British Pound Cross Rate Currency+	03/13/2023	662,400	2,600
2	CME Feeder Cattle Future+	03/30/2023	186,150	2,845
4	CME Live Cattle Future+	04/28/2023	260,840	570
10	CME Live Cattle Future+	06/30/2023	636,600	4,630
12	CME New Zealand Dollar Currency Future+	03/13/2023	775,680	6,912
1	CME Nikkei 225 Index Future	03/09/2023	137,625	6,196
5	Cocoa Future+	03/16/2023	101,250	431
1	COMEX Gold 100 Troy Ounces Future+	04/26/2023	194,530	(220)
3	Eurex 10 Year Euro BUND Future+	03/08/2023	410,460	(3,739)
1	Eurex DAX Index Future	03/17/2023	379,350	2,690
19	Eurex EURO STOXX 50 Future	03/17/2023	792,490	16,113
2	Euronext Amsterdam Index Future	02/17/2023	297,932	(2,984)
11	Euronext CAC 40 Index Future	02/17/2023	779,955	(2,051)
8	FTSE 100 Index Future	03/17/2023	619,960	(5,021)
2	FTSE/MIB Index Future	03/17/2023	266,670	10,896
9	HKG Hang Seng China Enterprises Index Future	02/27/2023	3,354,300	(5,861)
2	HKG Hang Seng Index Future	02/27/2023	2,190,200	(3,629)
3	ICE Brent Crude Oil Future+	02/28/2023	256,380	10
1	ICE Brent Crude Oil Future+	03/31/2023	85,170	(740)
1	ICE Gas Oil Future+	02/10/2023	91,525	(10,400)
3	ICE Gas Oil Future+	03/10/2023	269,925	(4,925)
2	LME Copper Future+	03/13/2023	460,890	30,578
2	LME Lead Future+	03/13/2023	106,638	(6,063)
10	LME Primary Aluminum Future+	03/13/2023	657,125	36,044
65	MDE Kuala Lumpur Composite Index Future	02/28/2023	4,840,9875	(12,403)
6	MEFF Madrid IBEX 35 Index Future	02/17/2023	542,478	6,736
3	Montreal Exchange 10 Year Canadian Bond Future+	03/22/2023	378,780	(2,767)
1	Montreal Exchange S&P/TSX 60 Index Future	03/16/2023	250,780	3,797
20	NYBOT CSC Number 11 World Sugar Future+	02/28/2023	487,424	36,926
3	NYMEX Brent Crude Oil Last Day Future Contract+	02/28/2023	256,380	2,020
7	NYMEX Light Sweet Crude Oil Future+	02/21/2023	552,090	(16,855)
3	NYMEX Light Sweet Crude Oil Future+	03/21/2023	237,510	(8,620)
2	NYMEX NY Harbor ULSD Futures+	02/28/2023	264,163	(441)
2	NYMEX NY Harbor ULSD Futures+	03/31/2023	255,209	(10,210)
1	NYMEX Platinum Future+	04/26/2023	51,055	(3,935)
3	NYMEX Reformulated Gasoline Blendstock for Oxygen+	02/28/2023	323,417	(8,539)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts^	Open Long Futures Contracts	Expiration	Notional Amount	Fair Value / Unrealized Appreciation (Depreciation)
15	OML Stockholm OMXS30 Index Future	02/17/2023	$ 3,301,500	$ (3,004)
2	OSE Gold Future+	10/26/2023	15,992,000	929
2	OSE Gold Future+	12/25/2023	15,988,000	589
2	OSE Nikkei 225 mini Future	03/09/2023	5,460,000	(77)
1	OSE Platinum Future+	10/26/2023	2,086,000	(1,125)
7	OSE Rubber Future+	06/26/2023	8,071,000	2,607
4	Robusta Coffee Future 10-Tonne+	03/27/2023	84,280	9,680
8	SAFEX FTSE/JSE Top 40 Index Future	03/16/2023	5,905,120	7,565
2	SFE 10 Year Australian Bond Future+	03/15/2023	192,890	(643)
7	SFE 3 Year Australian Bond Future+	03/15/2023	677,670	(1,391)
7	SFE S&P ASX Share Price Index 200 Future	03/16/2023	1,299,375	21,190
25	SGX FTSE China A50 Futures Contract	02/27/2023	349,275	(8,855)
1	SGX FTSE Taiwan Index Futures	02/23/2023	53,490	(1,220)
8	SGX MSCI Singapore Index Future	02/27/2023	243,600	(351)
1	SGX Nikkei 225 Stock Index Future	03/09/2023	13,660,000	(1,083)
4	TSE TOPIX (Tokyo Price Index) Future	03/09/2023	79,020,000	(459)
2	WCE Canola Future+	03/14/2023	33,276	(319)
5	White Sugar Future+	02/13/2023	145,175	9,625
	Net Unrealized Appreciation on Long Futures Contracts			$ 140,663

OPEN FUTURES CONTRACTS
Number of Contracts^	Open Short Futures Contracts	Expiration	Notional Amount	Fair Value / Unrealized Appreciation (Depreciation)
4	CBOE Volatility Index Future	02/15/2023	$ 78,103	$ 5,757
21	CBOT 2 Year US Treasury Note Future+	03/31/2023	4,318,608	(2,121)
17	CBOT 5 Year US Treasury Note+	03/31/2023	1,857,114	(7,143)
5	CBOT Wheat Future+	03/14/2023	190,313	3,113
7	CME Canadian Dollar Currency Future+	03/14/2023	526,225	(11,584)
1	CME E-Mini NASDAQ 100 Index Future	03/17/2023	243,040	(9,325)
3	CME Japanese Yen Currency Future+	03/13/2023	289,631	(2,369)
4	CME Lean Hogs Future+	04/17/2023	138,280	700
23	CME Mexican Peso Currency Future+	03/13/2023	606,165	100
2	CME Random Length Lumber Future CME+	03/15/2023	115,302	(30,624)
3	CME Swiss Franc Currency Future+	03/13/2023	411,300	(5,306)
3	E-mini Dow Jones Industrial Average Index Futures	03/17/2023	512,340	(9,705)
39	Eurex 2 Year Euro SCHATZ Future+	03/08/2023	4,124,055	9,579
3	Eurex 30 Year Euro BUXL Future+	03/08/2023	432,000	11,434
10	Eurex 5 Year Euro BOBL Future+	03/08/2023	1,173,000	(2,929)
4	Euronext Maize Future+	03/06/2023	55,850	(884)
21	Euronext Milling Wheat Future+	03/10/2023	302,138	4,598
4	Euronext Rapeseed Future+	04/28/2023	109,000	(2,505)
5	French Government Bond Futures+	03/08/2023	657,600	2,841
12	FVSA index - Mini-Futures on VSTOXX	02/15/2023	22,080	1,171
2	LME Copper Future+	03/13/2023	460,890	(49,665)
1	LME Lead Future+	03/13/2023	53,319	656
9	LME Primary Aluminum Future+	03/13/2023	591,413	(66,187)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts^	Open Short Futures Contracts	Expiration	Notional Amount	Fair Value / Unrealized Appreciation (Depreciation)
1	MGE Red Wheat Future+	03/14/2023	$ 46,113	$ (425)
14	NYBOT CSC Cocoa Future+	03/16/2023	361,340	(7,310)
7	NYBOT CTN Number 2 Cotton Future+	03/09/2023	301,770	(6,820)
1	NYBOT FINEX United States Dollar Index Future+	03/13/2023	101,915	1,670
1	NYMEX Henry Hub Natural Gas Futures+	02/24/2023	26,840	8,345
2	NYMEX Henry Hub Natural Gas Futures+	03/29/2023	54,820	8,060
1	OSE Platinum Future+	12/25/2023	2,089,000	134
43	SGX Nifty 50 Index Futures	02/23/2023	1,526,671	35,114
	Net Unrealized Depreciation on Short Futures Contracts			$ (121,630)
	Net Unrealized Appreciation on Futures Contracts			$ 19,033

+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
^	All collateral for open futures contracts consists of cash included as deposits with the broker.

CSC - Canadian Securities Course
CTN - Customer Transaction Note
DAX - Deutscher Aktienindex
FTSE - Financial Times Stock Exchange
IBEX - Spanish Stock Index
ICE - Intercontinental Exchange Inc.
JSE - Johannesburg Stock Exchange
LME - London Metal Exchange
MDE - Mylaysia Derivatives Exchange
MEFF - Mercado Español de Futuros Financieros
MGE - Minneapolis Grain Exchange
NASDAQ - National Association of Securities Dealers Automated Quotations
NYBOT - The New York Board of Trade
NYMEX - The New York Mercantile Exchange
OMXS - Stockholm Index
OSE - Osaka Securities Exchange
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor's
SAFEX - South Asian Federation of Stock Exchanges
SFE - Sydney Futures Exchange
SGX - Stock Exchange of Singapore
STOXX - Stock Index of Eurozone Stocks
TSE - Tokyo Stock Exchange
ULSD - Ultra Low Sulfur Diesel
VSTOXX - Volatility Derivatives on Eurex Exchange
WCE - Winnipeg Commodity Exchange

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023
Forward Foreign Currency Contracts
Foreign Currency	Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange for	Unrealized Appreciation/(Depreciation)
To Buy:
Brazilian Real	03/15/2023	StoneX Group, Inc.	2,700,000	$ 528,111	$ 8,246
British Pound	03/15/2023	ADM Investor Services, Inc.	200,000	246,776	293
Canadian Dollar	03/15/2023	ADM Investor Services, Inc.	100,000	75,181	325
Chilean Peso	03/15/2023	StoneX Group, Inc.	120,000,000	149,818	5,467
Columbian Peso	03/15/2023	StoneX Group, Inc.	1,200,000,002	255,082	5,939
Czech Koruna	03/15/2023	ADM Investor Services, Inc.	6,000,000	273,708	7,125
Danish Krone	03/15/2023	ADM Investor Services, Inc.	1,200,000	175,874	1,600
Euro	03/15/2023	ADM Investor Services, Inc.	200,000	217,968	2,113
Hungarian Forints	03/15/2023	ADM Investor Services, Inc.	40,000,000	109,770	2,132
Indian Rupee	03/15/2023	StoneX Group, Inc.	10,000,000	121,950	44
Indonesia Rupiah	03/15/2023	StoneX Group, Inc.	4,000,000,001	266,432	6,388
Israeli Shekel	03/15/2023	ADM Investor Services, Inc.	1,000,000	290,104	(5,737)
Mexican Peso	03/15/2023	ADM Investor Services, Inc.	7,000,000	369,120	12,650
New Zealand Dollar	03/15/2023	ADM Investor Services, Inc.	400,000	258,604	2,095
Norwegian Krone	03/15/2023	ADM Investor Services, Inc.	1,200,000	120,456	(2,212)
Peruvian Sole	03/15/2023	StoneX Group, Inc.	3,600,000	936,811	2,128
Polish Zloty	03/15/2023	ADM Investor Services, Inc.	1,600,000	368,392	423
Singapore Dollar	03/15/2023	ADM Investor Services, Inc.	400,000	304,716	2,509
Swedish Krona	03/15/2023	ADM Investor Services, Inc.	3,600,000	344,960	(7,443)
				$ 5,413,833	$ 44,085

To Sell:
Brazilian Real	03/15/2023	StoneX Group, Inc.	1,500,000	$ 293,400	$ (16,014)
British Pound	03/15/2023	ADM Investor Services, Inc.	200,000	246,776	(7,226)
Canadian Dollar	03/15/2023	ADM Investor Services, Inc.	100,000	75,181	(1,935)
Columbian Peso	03/15/2023	StoneX Group, Inc.	1,200,000,000	255,082	(13,330)
Danish Krone	03/15/2023	ADM Investor Services, Inc.	1,200,000	175,874	(5,794)
Euro	03/15/2023	ADM Investor Services, Inc.	200,000	217,968	(7,258)
Indian Rupee	03/15/2023	StoneX Group, Inc.	10,000,000	121,950	(1,960)
Indonesia Rupiah	03/15/2023	StoneX Group, Inc.	4,000,000,000	266,432	(10,710)
Israeli Shekel	03/15/2023	ADM Investor Services, Inc.	1,000,000	290,104	(1,462)
Mexican Peso	03/15/2023	ADM Investor Services, Inc.	4,500,000	237,291	(8,276)
New Zealand Dollar	03/15/2023	ADM Investor Services, Inc.	400,000	258,608	(10,088)
Norwegian Krone	03/15/2023	ADM Investor Services, Inc.	2,400,000	240,912	(3,360)
Peruvian Sole	03/15/2023	StoneX Group, Inc.	3,600,000	936,811	(15,461)
South African Rand	03/15/2023	ADM Investor Services, Inc.	2,000,000	114,577	(597)
Swedish Krona	03/15/2023	ADM Investor Services, Inc.	3,600,000	344,962	(2,587)
				$ 4,075,928	$ (106,058)

Net unrealized depreciation on forward foreign currency contracts					$ (61,973)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023
Forward Foreign Currency Contracts (Continued) Cross Currency Contracts:
Foreign Currency	Settlement Date		Counterparty	Local Currency Amount Purchased	Local Currency Amount Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation /(Depreciation)
To Buy:	To Sell:
Australian Dollar	Canadian Dollar	3/15/2023	ADM Investor Services, Inc.	200,000	186,120	141,394	(139,928)	$ 1,466
Australian Dollar	Japanese Yen	3/15/2023	ADM Investor Services, Inc.	200,000	18,419,200	141,394	(142,304)	(910)
Australian Dollar	New Zealand Dollar	3/15/2023	ADM Investor Services, Inc.	300,000	324,488	212,092	(209,786)	2,306
British Pound	Canadian Dollar	3/15/2023	ADM Investor Services, Inc.	200,000	332,060	246,777	(249,647)	(2,870)
British Pound	Euro	3/15/2023	ADM Investor Services, Inc.	172,024	200,000	212,258	(217,969)	(5,711)
British Pound	Swiss Franc	3/15/2023	ADM Investor Services, Inc.	87,854	100,000	108,402	(109,704)	(1,302)
Canadian Dollar	British Pound	3/15/2023	ADM Investor Services, Inc.	323,660	200,000	243,331	(246,776)	(3,445)
Czech Koruna	Euro	3/15/2023	ADM Investor Services, Inc.	12,000,000	486,993	547,418	(530,746)	16,672
Euro	British Pound	3/15/2023	ADM Investor Services, Inc.	600,000	529,539	653,905	(653,389)	516
Euro	Czech Koruna	3/15/2023	ADM Investor Services, Inc.	243,803	6,000,000	265,708	(273,710)	(8,002)
Euro	Hungarian Forints	3/15/2023	ADM Investor Services, Inc.	91,949	40,000,000	100,210	(109,770)	(9,560)
Euro	Japanese Yen	3/15/2023	ADM Investor Services, Inc.	300,000	43,326,790	326,952	(334,738)	(7,786)
Euro	Norwegian Krone	3/15/2023	ADM Investor Services, Inc.	349,044	3,600,000	380,403	(361,369)	19,034
Euro	Swedish Krona	3/15/2023	ADM Investor Services, Inc.	382,925	4,200,000	417,328	(402,454)	14,874
Hungarian Forints	Euro	3/15/2023	ADM Investor Services, Inc.	180,000,000	435,890	493,965	(475,051)	18,914
Japanese Yen	Euro	3/15/2023	ADM Investor Services, Inc.	42,192,200	300,000	325,972	(326,952)	(980)
New Zealand Dollar	Australian Dollar	3/15/2023	ADM Investor Services, Inc.	107,545	100,000	69,529	(70,697)	(1,168)
Swedish Krona	Euro	3/15/2023	ADM Investor Services, Inc.	600,000	53,902	57,493	(58,744)	(1,251)
Swiss Franc	British Pound	3/15/2023	ADM Investor Services, Inc.	400,000	359,509	438,816	(443,591)	(4,775)
Euro	Hungarian Forints	3/16/2023	ADM Investor Services, Inc.	91,949	40,000,000	100,216	(109,734)	(9,518)
				238,842,953	159,154,491	$ 5,483,563	$ 5,467,059	$ 16,504
Net unrealized depreciation on forward foreign currency contacts and forward foreign cross currency contracts								$ (45,469)